Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Accrued administrative expenses	$1,757	$1,650
Accrued operating expense	1,195	1,359
Current tax payable	1,324	461
Warranty provision (notes 7 and 19)	—	1,304
Current portion of advance for refundable value added tax	—	404
Other accrued liabilities	2,863	2,082
Other payables	5,903	11,672
Total accrued liabilities and other payables	$13,042	$18,932